As filed with the Securities and Exchange Commission on October 15, 2013

1933 Act Registration No. 333-30470

1940 Act Registration No. 811-09815

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 27	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 30	☒

(Check appropriate box or boxes.)

THE ARBITRAGE FUNDS

(Exact name of Registrant as Specified in Charter)

41 Madison Avenue

42nd Floor

New York, New York 10010

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 259-2655

John S. Orrico

Water Island Capital, LLC

41 Madison Avenue, 42nd Floor

New York, NY 10010

(Name and Address of Agent of Service)

Copy to:

Margery Neale

Willkie Farr & Gallagher LLP

787 Seventh Ave.

New York, New York 10019

It is proposed that this filing will become effective (check appropriate box):

☑ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 27 of its Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on October 15, 2013.

THE ARBITRAGE FUNDS

By: /s/ John S. Orrico
John S. Orrico
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John S. Orrico	President, Treasurer and Trustee	October 15, 2013
John S. Orrico

/s/ Kim Storms	Chief Financial Officer	October 15, 2013
Kim Storms

/s/ Jay N. Goldberg *	Trustee	October 15, 2013
Jay N. Goldberg

/s/ John Alvarado *	Trustee	October 15, 2013
John Alvarado

/s/ Burtt R. Ehrlich *	Trustee	October 15, 2013
Burtt R. Ehrlich

/s/ Robert P. Hermann	Trustee	October 15, 2013
Robert P. Hermann

*By:	/s/ John S. Orrico
John S. Orrico
Attorney-in-fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase